Basis of Presentation and General Information:	6 Months Ended
Jun. 30, 2014
Organization, Consolidation and Presentation of Financial Statements
Basis of Presentation and General Information:
1. Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Dynagas LNG Partners LP and its wholly-owned subsidiaries as further discussed below.
Dynagas LNG Partners LP (“Dynagas Partners” or “The Partnership”) was incorporated as a limited Partnership on May 30, 2013 under the laws of the Republic of The Marshall Islands as part of reorganization to acquire, directly or indirectly, the interests in three vessel owning companies, Pegasus Shipholding S.A., Lance Shipping S.A. and Seacrown Maritime Ltd, wholly owned subsidiaries of Dynagas Holding Ltd (“Dynagas Holding” or “the Sponsor” a Company beneficially wholly owned by Mr. George Prokopiou, the Partnership's Chairman and major unitholder and his close family members, together the “Family”) through the ownership of 100% of the ownership interests in an intermediate holding company, Dynagas Equity Holding Ltd (“Dynagas Equity”).
The Partnership is engaged in the seaborne transportation industry through the ownership and operation of liquefied natural gas vessels and is the sole owner of all outstanding shares or units of the following subsidiaries:
(a) Pegasus Shipholding S.A. ("Pegasus"), a Marshall Islands corporation that owns the Marshall Islands flag, 149,700 cubic meters in carrying capacity, class membrane, LNG carrier Clean Energy which was delivered to Pegasus in March 2007.
(b) Lance Shipping S.A. ("Lance"), a Marshall Islands corporation that owns the Marshall Islands flag, 149,700 cubic meters in carrying capacity, class membrane, LNG carrier Ob River (renamed from Clean Power in July 2012) which was built and delivered to Lance in July 2007.
(c) Seacrown Maritime Ltd. ("Seacrown"), a Marshall Islands corporation that owns the Marshall Islands flag, 149,700 cubic meters in carrying capacity, class membrane, LNG carrier Clean Force which was built and delivered to Seacrown in January 2008.
(d) Fareastern Shipping Limited (“Fareastern”), a Maltese corporation that owns the Malta flag, 155,000 cubic meters in carrying capacity, class membrane, LNG carrier Arctic Aurora which was built and delivered to Fareastern in July 2013.
(e) Quinta Group Corp. ("Quinta"), a Nevis holding Company that owns all of the outstanding capital stock of Pegasus.
(f) Pelta Holdings S.A. ("Pelta"), a Nevis holding Company that owns all of the outstanding capital stock of Lance.
(g) Dynagas Equity Holdings Ltd ("Dynagas Equity"), a Liberian holding Company that owns all of the outstanding capital stock of Quinta, Pelta and Seacrown.
(h) Dynagas Operating GP LLC ("Dynagas Operating GP"), a Marshall Islands Limited Liability Company, in which the Partnership holds 100% membership interests.
(i) Dynagas Operating LP ("Dynagas Operating"), a Marshall Islands limited partnership in which the Partnership has 100% percentage interests and that has 100% of the Non-Economic General Partner Interest in Dynagas Operating GP.
(j) Dynagas Finance Inc, (“Dynagas Finance”) a Marshall Islands Company established on August 6, 2014, in which the Partnership holds, as of August 6, 2014, 100% membership interests and which currently has no operations  in place (Note 11).
Dynagas Equity, Quinta, Pelta, Pegasus, Lance and Seacrown are hereinafter referred to as the predecessor companies.
Dynagas Equity was incorporated on July 30, 2012, under the laws of the Republic of Liberia and its only activity is the holding of all the issued and outstanding common stock of Pegasus (through the ownership of all issued and outstanding common stock of Quinta), Lance (through the ownership of all issued and outstanding common stock of Pelta) and Seacrown.
On October 29, 2013, the Family transferred all of the issued and outstanding common stock of Dynagas Equity to Dynagas Holding. On the same date, Dynagas Holding transferred to the Partnership its ownership interest in Dynagas Equity in exchange of a) 6,735,000 of Dynagas Partners' common units, b) 14,985,000 subordinated units and c) 30,000 general partner units, issued to Dynagas GP LLC (the  “General Partner”), a wholly owned subsidiary of Dynagas Holding. On November 18 2013, the Partnership and the Sponsor offered to the public 8,250,000 and 4,250,000 common units respectively, successfully completing its initial public offering (the “IPO” or the “Offering”) on the NASDAQ Global Select Market, whereas, on December 5, 2013, the Sponsor offered an additional 1,875,000 units in connection with the underwriters' exercise of their over-allotment option. As the Family is the sole shareholder of Dynagas Holding, and previously owned 100% of the predecessor companies, there is no change in ownership or control of the business, and therefore the transaction constitutes a reorganization of companies under common control, and was accounted for in a manner similar to a pooling of interests. Accordingly, the financial statements of the predecessor companies along with Dynagas Partners, from the date of its inception have been presented using combined historical carrying costs of the assets and liabilities of the predecessor companies, and present the consolidated financial position and results of operations as if Dynagas Partners and the predecessor companies were consolidated for all periods presented.
At the closing of the Offering, the Partnership entered into the following agreements: i) an Omnibus agreement with Dynagas Holding that provides the Partnership the right to purchase LNG carrier vessels from the Sponsor at a purchase price to be determined pursuant to the terms and conditions contained therein (Note 3(c)) and ii) a $30 million revolving credit facility with the Sponsor to be used for general partnership purposes (Note 3(b)).
On June 18, 2014, the Partnership completed a follow on public offering of 5,520,000 units at $22.79 per unit, including 720,000 common units simultaneously offered pursuant to the underwriters' exercise of their over-allotment option. As of June 30, 2014, Dynagas Holding owns 44.0% of the equity interests in Dynagas Partners, including the 0.1% General Partner interest.
On June 23, 2014, the Partnership acquired 100% of the ownership interests in the entity that owns and operates the 2013 built ice class liquefied natural gas carrier Arctic Aurora from Dynagas Holding, the Partnership's Sponsor, for a total consideration of $235.0 million (Note 3(c)).
The technical, administrative and commercial management of the Partnership's vessels is performed by Dynagas Ltd. (the “Manager”), a related company, wholly owned by the Partnership's Chairman of the Board of Directors (Note 3(a)).
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with Generally Accepted Accounting Principles in the United States of America ("U.S. GAAP") and applicable rules and regulations of the Securities and Exchange Commission (or “SEC”) for interim financial reporting. The unaudited interim consolidated financial statements include the accounts of Dynagas Partners and its wholly-owned subsidiaries, on the basis of the reorganization referred to above. All intercompany balances and transactions have been eliminated upon consolidation.
These financial statements and accompanying notes should be read in conjunction with the Partnership's audited consolidated financial statements for the year ended December 31, 2013 and footnotes thereto included in its' Annual Report on Form 20-F, filed with the SEC on March 25, 2014. In the opinion of the Partnership's management, all adjustments, which include only normal recurring adjustments, necessary for a fair presentation of financial position, operating results and cash flows have been included in the financial statements for the periods presented.